Equity reserves (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Stock option outstanding, beginning	2,807,883
Stock option outstanding, ending		2,807,883
Stock Option Activity
Statement [Line Items]
Stock option outstanding, beginning	1,347,398	1,603,984
Stock option outstanding, granted	240,000
Stock option outstanding, Cancelled	(240,560)	0
Stock option outstanding, forfeited		(68,732)
Stock option outstanding, expired		(187,854)
Stock option outstanding, ending	1,346,838	1,347,398
Warrant exercisable, end of year	1,346,838	1,180,724
Weighted average exercise price, outstanding, beginning of year	$ 3.70	$ 3.71
Weighted average exercise price, granted	4.16
Weighted average exercise price, Cancelled	4.16
Weighted average exercise price, forfeited		4.16
Weighted average exercise price, expired		3.58
Weighted average exercise price, outstanding, end of year	3.70	3.70
Weighted average exercise price, Exercisable, end of year	$ 3.70	$ 3.64